Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (118,607)	$ (98,364)
Other comprehensive income (loss):
Foreign currency translation adjustments	(1,365)	158
Comprehensive loss	(119,972)	(98,206)
Less: Comprehensive loss attributable to noncontrolling interest	(30,654)	(740)
Comprehensive loss attributable to indie Semiconductor, Inc.	$ (89,318)	$ (97,466)